Commitments And Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended				0 Months Ended									1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended					4 Months Ended	8 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 21, 2012	Jun. 30, 2011	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012 sqft	Sep. 21, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Dec. 31, 2012 Consultant For Strategic Investor Communications Services	Dec. 31, 2011 Consultant For Strategic Investor Communications Services	Dec. 31, 2010 Consultant For Strategic Investor Communications Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services One	Sep. 30, 2010 Consultant For Strategic Investor Marketing Services One	Dec. 31, 2011 Consultant For Strategic Investor Marketing Services One	Dec. 31, 2010 Consultant For Strategic Investor Marketing Services One	Apr. 30, 2011 Consultant For Strategic Investor Marketing Services Two	Dec. 31, 2011 Consultant For Strategic Investor Marketing Services Two	Dec. 31, 2011 Consultant For Marketing and Website Development Services Two	Dec. 31, 2011 Consultant For Intellectual Property Right Services	Dec. 31, 2011 Consultant For Marketing and Website Development Services	Dec. 31, 2011 Consultant For Customs and Duties Services One	Dec. 31, 2012 Consultant For Website Design and Development Services	Dec. 31, 2012 Consultant For Printed Circuit Board Layout Design	Nov. 01, 2012 Consultant For Strategic Investor Marketing Services	Oct. 16, 2012 Consultant For Strategic Investor Marketing Services	Oct. 02, 2012 Consultant For Strategic Investor Marketing Services	Sep. 07, 2012 Consultant For Strategic Investor Marketing Services	Aug. 01, 2012 Consultant For Strategic Investor Marketing Services	Jul. 02, 2012 Consultant For Strategic Investor Marketing Services	Jun. 06, 2012 Consultant For Strategic Investor Marketing Services	May 07, 2012 Consultant For Strategic Investor Marketing Services	Apr. 05, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services	Jun. 30, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Strategic Investor Marketing Services	Mar. 20, 2012 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services	Dec. 31, 2011 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services One	Dec. 31, 2012 Selling, General and Administrative Expenses	Dec. 31, 2011 Selling, General and Administrative Expenses	Dec. 31, 2011 Corporate Office	Aug. 31, 2011 Corporate Office	Dec. 31, 2012 Corporate Office	Dec. 31, 2012 Office Space In Malmo	Dec. 31, 2011 Office Space In Malmo	Dec. 31, 2012 Cui Japan Leased Space In Tokyo and Japan	Dec. 31, 2012 Comex Electronics Leased Space In Tokyo and Japan Maximum	Dec. 31, 2012 Comex Electronics Leased Space In Tokyo and Japan Minimum	Dec. 31, 2012 Comex Electronics Leased Sparking Spaces	Dec. 31, 2012 Comex Electronics Land Lease In Nagano	Dec. 31, 2012 External Sales Representatives	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer Deferred Bonus Condition One	Dec. 31, 2012 Chief Executive Officer Deferred Bonus Condition Two	Dec. 31, 2012 President	Dec. 31, 2011 President	Dec. 31, 2012 President Deferred Bonus Condition One	Dec. 31, 2012 President Deferred Bonus Condition Two	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer Deferred Bonus Condition One	Dec. 31, 2012 Chief Financial Officer Deferred Bonus Condition Two
Commitment and Contingencies [Line Items]
Accrued royalty and license fees current					$ 32,303
Employment agreement expiration date																																																							Aug. 01, 2015				May 15, 2014				May 15, 2014
Officers compensation																																																							350,000				205,000				195,000
Deferred compensation arrangement with individual, description																																																									CUI Global year end Statement of Operations shows the Gross Revenue equal to or in excess of fifteen percent (15%), but less than thirty percent (30%) of the immediate preceding calendar year.	Annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue			CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year.	Annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue			CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year.	annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue
Deferred compensation arrangement with individual, cash awards granted, percentage																																																									50.00%	100.00%			50.00%	100.00%			50.00%	100.00%
Deferred compensation arrangement with individual, recorded liability																																																							53,542	13,542			8,542	12,083			8,125	0
Area of real estate property					61,380
Lease expiration period																																														10 years
Operating lease monthly rent																																												40,250	40,000	40,250	0	1,386	1,253
Lease expiration date																																																Jan. 31, 2011	Jan. 31, 2012	Sep. 09, 2011	May 07, 2011	Dec. 31, 2010	Aug. 11, 2019
Extended lease expiration date																																																	Jan. 31, 2012
Operating leases, rent expense			40,250	40,000	40,250																																					552,655	592,573
Professional and contract services fees per month														3,000			8,000
Professional and contract services expense	6,450									6,750	29,750	25,000						32,000	56,809		41,925	36,588	135,008	130,706		12,825								19,275	19,275	569,970	11,000	69,450	110,000	42,000	65,000
Share based goods and nonemployee services compensation arrangement compensation expense														84,000
Share-based goods and nonemployee services transaction, expense															42,000	42,000				19,500
Share-based goods and nonemployee services transaction, quantity of securities issued															5,957	7,000
Share based goods and nonemployee services transaction grant date fair value of securities issued															$ 7.05	$ 6.00				$ 5,000
Cash financing completion fees percentage		7.50%
Accrued commissions			$ 1,197,395		$ 1,142,839																																																	$ 236,366
Price per share																																																							$ 6
Authorized shares						330,000																																																	330,000
Options vesting period description																																																							monthly basis
Common stock issued to a consultant	1,000												2,500												13,500	2,500	13,500	13,500	13,500	13,500	13,500	13,500	13,500	2,500	1,000			15,000		5,957